Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000016568 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016568 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016568 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016568 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016568 | Credit Agricole SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016568 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016568 | Central Japan Railway Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016568 | Venture Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016568 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016568 | Hong Kong & China Gas Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016568 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016568 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000016568 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016568 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016568 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016568 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016568 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016568 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016568 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016568 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016568 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016568 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016568 | France
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016568 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016568 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016568 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016568 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016568 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016568 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016568 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016568 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016568 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000016568 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016568 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016568 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016571 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016571 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016571 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016571 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016571 | Credit Agricole SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016571 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016571 | Central Japan Railway Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016571 | Venture Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016571 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016571 | Hong Kong & China Gas Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016571 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016571 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000016571 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016571 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016571 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016571 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016571 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016571 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016571 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016571 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016571 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016571 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016571 | France
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016571 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016571 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016571 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016571 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016571 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016571 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016571 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016571 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016571 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000016571 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016571 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016571 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149477 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000149477 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149477 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149477 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149477 | Credit Agricole SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149477 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149477 | Central Japan Railway Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149477 | Venture Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149477 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149477 | Hong Kong & China Gas Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149477 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000149477 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000149477 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000149477 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000149477 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000149477 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000149477 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000149477 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000149477 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149477 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149477 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149477 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000149477 | France
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000149477 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000149477 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000149477 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000149477 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000149477 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149477 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149477 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149477 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149477 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000149477 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000149477 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000149477 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016572 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016572 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016572 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016572 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016572 | Credit Agricole SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016572 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016572 | Central Japan Railway Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016572 | Venture Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016572 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016572 | Hong Kong & China Gas Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016572 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016572 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000016572 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016572 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016572 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016572 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016572 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016572 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016572 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016572 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016572 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016572 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016572 | France
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016572 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016572 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016572 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016572 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016572 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016572 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016572 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016572 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016572 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000016572 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016572 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016572 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016573 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016573 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016573 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016573 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016573 | Credit Agricole SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016573 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016573 | Central Japan Railway Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016573 | Venture Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016573 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016573 | Hong Kong & China Gas Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016573 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016573 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000016573 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016573 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016573 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016573 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016573 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016573 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016573 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016573 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016573 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016573 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016573 | France
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016573 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016573 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016573 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016573 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016573 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016573 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016573 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016573 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016573 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000016573 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016573 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016573 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%